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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-11

Check here if Amendment [ ]; Amendment Number:
                                               ----------
  This Amendment (Check only one): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Avenue
         Suite 1100
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: Chief Financial Officer
Phone: 561-832-4110

Signature, Place, and Date of Signing:

Joseph W. O'Neill Jr.       West Palm Beach, FL                 11-14-11
--------------------      ------------------------         ------------------
    [Signature]                [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28-__________________          ____________________________________

[Repeat as necessary]

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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   98
Form 13F Information Table Value Total:   471,633
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

     No               Form 13F File Number               Name

     ___              28-______________________          ______________________

     [Repeat as necessary]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O.SMITH CORP       COM STK   COM              831865209     5195   162191 SH       Sole                   162191
ABBOTT LABORATORIES  COM STK   COM              002824100     6393   125000 SH       Sole                   125000
ACCURIDE CORP NEW    COM STK   COM              00439T206     2332   455400 SH       Sole                   455400
ALLEGIANT TRAVEL CO  COM STK   COM              01748X102     4006    85000 SH  PUT  Sole                    85000
AMAZON COM INC       COM STK   COM              023135106     9730    45000 SH  PUT  Sole                    45000
                                                             17947    83000 SH  PUT  Sole                    83000
                                                              4325    20000 SH  PUT  Sole                    20000
AMERICAN WATER WKS  CO INC     COM              030420103     5523   183000 SH       Sole                   183000
AMERIS BANCORP       COM STK   COM              03076K108     4363   500899 SH       Sole                   500899
BRIDGEPOINT EDUCATION INC      COM              10807M105      872    50000 SH  PUT  Sole                    50000
                                                              4360   250000 SH  PUT  Sole                   250000
                                                               523    30000 SH  PUT  Sole                    30000
BROADRIDG FIN                  COM              11133T103     4733   235000 SH       Sole                   235000
CHIPOTLE MEXICAN    GRILL INC  COM              169656105    12118    40000 SH  PUT  Sole                    40000
CLOUD PEAK ENERGY INC COM STK  COM              18911Q102     1515    89367 SH       Sole                    89367
CNO FINANCIAL GROUP INC COM ST COM              12621E103    11751  2172100 SH       Sole                  2172100
DEERE & CO COM                 COM              244199105     6470   100201 SH       Sole                   100201
DIAMOND FOODS INC   COM        COM              252603105     1596    20000 SH  PUT  Sole                    20000
                                                              3990    50000 SH  PUT  Sole                    50000
                                                              3990    50000 SH  PUT  Sole                    50000
DIANA CONTAINERSHIP INC        COM              Y2069P101     1012   221000 SH       Sole                   221000
DINEEQUITY INC       COM STK   COM              254423106     1925    50000 SH  PUT  Sole                    50000
ENSCO INTL INC      ADR        COM              29358Q109     6618   163700 SH       Sole                   163700
FLOW INTERNATIONAL CORP (FORME COM              343468104     7741  3502709 SH       Sole                  3502709
FORTUNE BRANDS INC  COM        COM              349631101     2704    50000 SH       Sole                    50000
FTI CONSULTING INC   COM STK   COM              302941109    19141   520000 SH  PUT  Sole                   520000




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
                                                             10307   280000 SH  PUT  Sole                   280000
                                                             14724   400000 SH  PUT  Sole                   400000
GENESEE & WYO INC   CL A COM S COM              371559105      930    20000 SH  PUT  Sole                    20000
GREAT LAKES DREDGE  & DOCK COR COM              390607109     3337   820000 SH       Sole                   820000
GREAT PLAINS ENERGY INC COM ST COM              391164100     1737    90000 SH       Sole                    90000
GREEN MOUNTAIN COFFEE ROASTERS COM              393122106    11246   121000 SH  PUT  Sole                   121000
                                                             13941   150000 SH  PUT  Sole                   150000
                                                             16729   180000 SH  PUT  Sole                   180000
                                                              5576    60000 SH  PUT  Sole                    60000
                                                             10223   110000 SH  PUT  Sole                   110000
                                                              3718    40000 SH  PUT  Sole                    40000
HERITAGE FINANCIAL  GROUP INC  COM              42726X102     3065   295000 SH       Sole                   295000
HMN FINANCIAL INC    COM STK   COM              40424G108      235   125005 SH       Sole                   125005
INDIANA CMNTY BANCORP COM STK  COM              454674102     2458   166114 SH       Sole                   166114
ISB FINL CORP IOWA   COM STK   COM              598511103     1375    95873 SH       Sole                    95873
ITT EDL SVCS INC               COM              45068B109     2303    40000 SH  PUT  Sole                    40000
JARDEN CORP          COM STK   COM              471109108     6782   240000 SH  PUT  Sole                   240000
                                                              1413    50000 SH  PUT  Sole                    50000
                                                              8195   290000 SH  PUT  Sole                   290000
JOHNSON & JOHNSON   COM        COM              478160104     2484    39000 SH       Sole                    39000
KRAFT FOODS INC                COM              50075N104     1679    50000 SH       Sole                    50000
LAFAYETTE COMMUNITY BANCORP CO COM              506080100       74    15601 SH       Sole                    15601
LANCASTER COLONY CORP COM STK  COM              513847103     4197    68800 SH       Sole                    68800
LECG CORP            COM STK   COM              523234102        0    10000 SH       Sole                    10000
LOCKHEED MARTIN CORP COM STK   COM              539830109     4358    60000 SH       Sole                    60000
MB FINANCIAL INC               COM              55264U108     3645   247614 SH       Sole                   247614
MGIC INVT CORP       COM STK   COM              552848103      221   118000 SH       Sole                   118000
                                                               374   200000 SH  CALL Sole                   200000
                                                               187   100000 SH  CALL Sole                   100000
MICROSOFT CORP       COM STK   COM              594918104     5476   220000 SH       Sole                   220000
MIDDLEBURG FINANCIALCORP       COM              596094102      538    35856 SH       Sole                    35856
MONSANTO CO (NEW)    COM STK   COM              61166W101     3302    55000 SH       Sole                    55000



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MORGAN STANLEY       COM STK   COM              617446448      270    20000 SH       Sole                    20000
MOTOROLA MOBILITY HOLDINGS     COM              620097105     2645    70000 SH       Sole                    70000
MVC CAP INC          COM STK   COM              553829102     3974   379580 SH       Sole                   379580
NETFLIX INC          COM STK   COM              64110L106     1699    15000 SH  PUT  Sole                    15000
                                                              2265    20000 SH  PUT  Sole                    20000
NEWMONT MINING CORP  COM STK   COM              651639106     5036    80000 SH       Sole                    80000
NORTHWEST BANCSHARES INC/MD    COM              667340103     1598   134170 SH       Sole                   134170
NUCOR CORP           COM STK   COM              670346105     2215    70000 SH       Sole                    70000
OLD REP INTL CORP    COM STK   COM              680223104    11983  1343336 SH       Sole                  1343336
PANERA BREAD CO     CL A COM S COM              69840W108     5197    50000 SH  PUT  Sole                    50000
PATTERSON-UTI ENERGY INC (EX P COM              703481101     2916   168179 SH       Sole                   168179
POLARIS INDS INC     COM STK   COM              731068102     2998    60000 SH  PUT  Sole                    60000
SEACOAST BKG CORP   FLA COMMON COM              811707306     5003  3403329 SH       Sole                  3403329
SJW CORP             COM STK   COM              784305104     3701   170000 SH       Sole                   170000
SNYDERS-LANCE INC    COM STK   COM              833551104    12132   581862 SH       Sole                   581862
SPDR GOLD TRUST                COM              78463V107     7009    44342 SH       Sole                    44342
STRYKER CORP COM               COM              863667101    10557   224000 SH       Sole                   224000
TECK RESOURCES LTD             COM              878742204     1401    48000 SH  PUT  Sole                    48000
TIME WARNER INC                COM              887317303     2148    71666 SH       Sole                    71666
WEST MARINE INC      COM STK   COM              954235107     2876   373562 SH       Sole                   373562
WESTERN UNION CO               COM              959802109     6269   410000 SH       Sole                   410000
WHOLE FOODS MKT INC  COM STK   COM              966837106     6531   100000 SH  PUT  Sole                   100000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     3196    90000 SH  PUT  Sole                    90000
                                                              2486    70000 SH  PUT  Sole                    70000
NEW ORIENTAL EDUCATION & TECHN ADR              647581107     2756   120000 SH  PUT  Sole                   120000
                                                              2756   120000 SH  PUT  Sole                   120000
STATOIL ASA                    ADR              85771P102     4849   225000 SH       Sole                   225000
VALE S.A             ADR       ADR              91912E105     1596    70000 SH  PUT  Sole                    70000
                                                              1140    50000 SH  PUT  Sole                    50000
                                                              2280   100000 SH  PUT  Sole                   100000
                                                              1596    70000 SH  PUT  Sole                    70000
                                                              3420   150000 SH  PUT  Sole                   150000
                                                              3876   170000 SH  PUT  Sole                   170000




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

CURRENCYSHARES      AUSTRALIAN                  23129U101     4855    50000 SH  PUT  Sole                    50000
BBG CB 5 15MAR2028             CONV             06846NAA2     1588  1584000 PRN      Sole                  1584000
CDNS CB 1.375 15DEC2011        CONV             127387AD0      994  1000000 PRN      Sole                  1000000
KCN CB 1.75 15MAR2028          CONV             496902AD9    11730 12000000 PRN      Sole                 12000000
ORI CB 3.75 15MAR2018          CONV             680223AH7     9481 10556000 PRN      Sole                 10556000
ORI CB 8 15MAY2012             CONV             680223AF1     3605  3500000 PRN      Sole                  3500000
SNDK CB 1 15MAY2013            CONV             80004CAC5    13303 13750000 PRN      Sole                 13750000